NOTE 7 - LOANS PAYABLE - Schedule of Loans Payable to Related Parties (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Loans Payable	$ 243,759	$ 235,949	$ 239,308
Loans Payable, Current	251,215	94,342
Loans Payable, Noncurrent
49% of Shareholder of SwissLink 1
Short-Term Debt [Line Items]
Loans Payable	20,299	$ 19,649	19,929
Forty Nine Percent S H Swiss Link One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		0.00%
49% of Shareholder of SwissLink 2
Short-Term Debt [Line Items]
Loans Payable	$ 223,460	$ 216,300	219,379
Forty Nine Percent S H Swiss Link Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		500.00%
Swiss Link Notes [Member]
Short-Term Debt [Line Items]
Loans Payable, Current		$ 235,949	$ 239,308